Net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Net interest income
Balances at central banks and loans to banks - amortised cost	£ 1,987	£ 445		£ 336
Loans to customers - amortised cost	10,085	8,536		8,892
Other financial assets	565	253		483
Interest receivable	12,637	9,234	[1]	9,711	[1]
Deposits by banks	379	204		144
Customer deposits	785	556		911
Other financial liabilities	1,196	670		846
Subordinated liabilities	370	267		402
Internal funding of trading businesses	65	2		19
Interest payable	2,795	1,699	[1]	2,322	[1]
Net interest income	9,842	7,535	[1]	7,389	[1]
Finance income on the net investment in leases	£ 314	£ 298		£ 289

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.